Note 5 - Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	November 30, 2013
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	228,854	177,831	51,023
Computer software	113,862	79,603	34,259
Furniture and fixtures	126,690	91,335	35,355
Laboratory equipment	2,378,621	1,404,479	974,142
Leasehold improvements	1,111,731	1,087,083	24,648
Laboratory equipment under capital lease	202,584	100,138	102,446
Computer equipment under capital lease	76,458	67,022	9,436
	4,238,800	3,007,491	1,231,309
	November 30, 2012
	Cost	Accumulated amortization	Net book value
	$	$	$

Computer equipment	243,798	188,935	54,863
Computer software	126,568	53,916	72,652
Furniture and fixtures	140,829	98,091	42,738
Laboratory equipment	2,602,478	1,383,709	1,218,769
Leasehold improvements	1,108,246	1,108,246	-
Laboratory equipment under capital lease	225,192	88,617	136,575
Computer equipment under capital lease	84,990	74,884	10,106
	4,532,101	2,996,398	1,535,703